Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Notes Payable Disclosure [Abstract]
Schedule of notes payable
	September 30, 2021	December 31, 2020
Notes payable	$989,716	$400,000
Note payable - PPP note	156,200	156,200
Total notes payable	1,145,916	556,200
Less: current portion of notes payable	(604,560)	(521,138)
Notes payable – long-term	$541,356	$35,062

	December 31, 2020	December 31, 2019
Note payable – related party	$-	$400,000
Note payable	400,000	-
Note payable _ PPP note	156,200	-
Total notes payable	556,200	400.000
Less: current portion of notes payable	(521,138)	(400,000)
Notes payable – long-term	$35,062	$-

Schedule of future annual maturities of notes payable
September 30,	Amount
2022	$604,560
2023	528,924
2024	8,533
2025	3,899
Total notes payable on September 30, 2021	$1,145,916